Income taxes (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Net income from cash flow hedge	$ (82,648)	$ (1,281,621)	$ 1,182,375
Actuarial gains and losses deriving from defined benefit plans	430,721	377,337	(360,233)
(Charge) credit to equity	$ 348,073	$ (904,284)	$ 822,142